Financial Instruments - Fair values and financial risk management - Amounts recognised in profit or loss and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments-Fair values and financial risk management
Unrealised Currency Gain/(Loss)	$ 14	$ 2
Realised Currency Gains	1	(1)
Foreign currency gain (losses) recognized in profit or loss and other comprehensive income	$ 15	$ 1